Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 1,290	$ 1,255
Furniture and equipment	2,284	2,576
Property, Plant and Equipment, Gross, Total	3,574	3,831
Accumulated depreciation and amortization	(2,750)	(3,152)
Premises and equipment, net	$ 824	$ 679